Financial Instruments (Details 2) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Amounts receivable	$ 2,019	$ 12,003
Long-term investments	3,203	4,151
Level 1 [Member]
Statement [Line Items]
Cash	144,783	101,724
Amounts receivable	0	0
Derivative asset	0	0
Long-term investments	2,931	3,843
Total financial assets	147,714	105,567
Accounts payable	0
Derivative liability	0	0
Total financial liabilities	0	0
Level 2 [Member]
Statement [Line Items]
Cash	0	0
Amounts receivable	0	7,430
Derivative asset	630	1,314
Long-term investments	0	0
Total financial assets	630	8,744
Accounts payable	(356)
Derivative liability	0	0
Total financial liabilities	(356)	0
Level 3 [Member]
Statement [Line Items]
Cash	0	0
Amounts receivable	0	0
Derivative asset	0	0
Long-term investments	272	308
Total financial assets	272	308
Accounts payable	0
Derivative liability	0	0
Total financial liabilities	$ 0	$ 0